Supplemental Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidating Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 64,143	$ 101,812	$ 106,018	$ 143,614
Available-for-sale securities	122,277	57,327
Accounts receivable, net	903,517	759,131
Supplies, prepaid expenses and other assets	215,595	184,081
Prepaid and recoverable income taxes	61,756	44,961
Restricted funds	28,289	39,684
Assets of discontinued operations	14,561	11,384
Total current assets	1,410,138	1,198,380
Property. plant and equipment, net	3,263,172	2,662,947
Restricted funds	96,244	51,067
Goodwill	999,380	909,470	881,365
Deferred charges and other assets	235,255	88,221
Total assets	6,004,189	4,910,085
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	198,120	172,501
Accrued expenses and other current liabilities	469,729	321,332
Deferred income taxes	50,466	27,052
Current maturities of long-term debt and capital lease obligations	85,509	34,745
Total current liabilities	803,824	555,630
Deferred income taxes	234,080	157,177
Long-term debt and capital lease obligations, less current maturities	3,489,489	2,983,719
Other long-term liabilities	491,037	478,586
Total liabilities	5,018,430	4,175,112
Redeemable equity securities	200,643	201,487	182,473	48,868
Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	769,141	520,895
Noncontrolling interests	15,975	12,591
Total stockholders' equity	785,116	533,486	361,620	285,811
Total liabilities and stockholders' equity	6,004,189	4,910,085
Parent Issuer [Member]
ASSETS
Cash and cash equivalents	28,586	51,734	56,758	97,425
Available-for-sale securities	81,654	23,139
Supplies, prepaid expenses and other assets	4,953	4,786
Prepaid and recoverable income taxes	61,756	44,961
Total current assets	176,949	124,620
Property. plant and equipment, net	89,419	46,974
Investments in consolidated subsidiaries	1,948,185	2,262,766
Deferred charges and other assets	81,265	30,532
Total assets	2,295,818	2,464,892
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	40,188	15,184
Accrued expenses and other current liabilities	113,262	8,472
Deferred income taxes	50,466	27,052
Current maturities of long-term debt and capital lease obligations	68,375	25,782
Total current liabilities	272,291	76,490
Deferred income taxes	234,080	157,177
Long-term debt and capital lease obligations, less current maturities	3,397,948	2,931,798
Intercompany balances	(2,503,302)	(1,486,548)
Other long-term liabilities	125,660	265,080
Total liabilities	1,526,677	1,943,997
Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	769,141	520,895
Total stockholders' equity	769,141	520,895
Total liabilities and stockholders' equity	2,295,818	2,464,892
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	47,094	44,256	28,371	23,941
Accounts receivable, net	474,847	439,517
Supplies, prepaid expenses and other assets	115,193	108,691
Total current assets	637,134	592,464
Property. plant and equipment, net	1,729,632	1,668,778
Goodwill	568,182	557,192
Deferred charges and other assets	40,962	21,681
Total assets	2,975,910	2,840,115
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	84,870	99,986
Accrued expenses and other current liabilities	132,540	128,055
Current maturities of long-term debt and capital lease obligations	8,941	5,286
Total current liabilities	226,351	233,327
Long-term debt and capital lease obligations, less current maturities	30,819	16,782
Intercompany balances	(437,179)	(283,559)
Other long-term liabilities	53,997	25,607
Total liabilities	(126,012)	(7,843)
Redeemable equity securities	2,805	2,922
Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	3,098,859	2,844,861
Noncontrolling interests	258	175
Total stockholders' equity	3,099,117	2,845,036
Total liabilities and stockholders' equity	2,975,910	2,840,115
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	(11,537)	5,822	20,889	22,248
Available-for-sale securities	40,623	34,188
Accounts receivable, net	428,670	319,614
Supplies, prepaid expenses and other assets	95,449	70,604
Restricted funds	28,289	39,684
Assets of discontinued operations	14,561	11,384
Total current assets	596,055	481,296
Property. plant and equipment, net	1,444,121	947,195
Restricted funds	96,244	51,067
Goodwill	431,198	352,278
Deferred charges and other assets	113,028	36,008
Total assets	2,680,646	1,867,844
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	73,062	57,331
Accrued expenses and other current liabilities	223,927	184,805
Current maturities of long-term debt and capital lease obligations	8,193	3,677
Total current liabilities	305,182	245,813
Long-term debt and capital lease obligations, less current maturities	60,722	35,139
Intercompany balances	2,940,481	1,770,107
Other long-term liabilities	311,380	187,899
Total liabilities	3,617,765	2,238,958
Redeemable equity securities	197,838	198,565
Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	(1,150,674)	(582,095)
Noncontrolling interests	15,717	12,416
Total stockholders' equity	(1,134,957)	(569,679)
Total liabilities and stockholders' equity	2,680,646	1,867,844
Eliminations [Member]
ASSETS
Investments in consolidated subsidiaries	(1,948,185)	(2,262,766)
Total assets	(1,948,185)	(2,262,766)
Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	(1,948,185)	(2,262,766)
Total stockholders' equity	(1,948,185)	(2,262,766)
Total liabilities and stockholders' equity	$ (1,948,185)	$ (2,262,766)